PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Amounts recognized in other comprehensive income (loss) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	R$ 223,527	R$ (1,643)	R$ 533,487
Asset limitation effect	(21,867)	95,134	(362,191)
Total	201,660	93,491	171,296
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	(188,889)	(186,170)	325,292
Asset limitation effect	(24,297)	188,259	(309,780)
Total	(213,186)	2,089	15,512
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Actuarial (losses) gains	412,416	184,527	208,195
Asset limitation effect	2,430	(93,125)	(52,411)
Total	R$ 414,846	R$ 91,402	R$ 155,784